Commitments And Contingencies Environmental Exit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Environmental Remediation Expense	$ 1
Current	5	0
Noncurrent	7	0
Total environmental liabilities	12	0
Jal No. 4 Facility [Member]
Alleged Violations, Air Regulation, Cost	1
Jal No 3 Facility [Member]
Alleged Violations, Air Regulation, Cost	$ 7